Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2017
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Information about Outstanding Employee Stock Options

Information about the TSMC’s outstanding employee stock options is described as follows:

	Number of Stock Options (In Millions)	Weighted- average Exercise Price (NT$)
Year ended December 31, 2015
Balance, beginning of year	0.7	$47.2
Options exercised	(0.7)	47.2

Balance, end of year	—	—

Balance exercisable, end of year	—	—